SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

32.   SUBSEQUENT EVENTS

(a)    Ad Valorem Tax Rates Increase by 2% for CDI Operations

On January 7, 2025, the Director General of Taxes in Côte d'Ivoire issued a communiqué announcing the entry into force of the Fiscal Annex 2025, which took effect on January 10, 2025. The Fiscal Annex 2025 introduces a reform that will lead to an increase in ad valorem tax rates by 2%. It is possible that it will contain certain other reforms or regulations that could impact the Company's operations in Côte d'Ivoire. These changes are not expected to materially impact the Company's financial position and results of operations.

(b)    Proposed Sale of the San Jose Mine

On January 14, 2025, the Company entered into a binding letter agreement for the sale of its 100% interest in Cuzcatlan, which owns the San Jose mine in Oaxaca, Mexico, to Minas del Balsas S.A. de C.V., a private Mexican company. Consideration for the sale comprises $6 million plus certain prepaid working capital items, with $2 million and the pre-paid working capital items payable on closing and the remaining $4 million payable in equal installments over the following two years; and a contingent consideration of up to approximately $11 million payable upon the completion of certain conditions. In addition, the Company will receive a 1% net smelter return royalty on new production areas from the San Jose mine concessions for a 5-year term from the start of production. The sale is expected to close in the first quarter of 2025, subject to certain closing conditions.

This transaction represents a non-adjusting subsequent event as defined by IAS 10, Events After the Reporting Period.  The criteria for classification as held for sale in accordance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations, were not met as of December 31, 2024. Therefore, the carrying amount of Cuzcatlan as at December 31, 2024, has not been reclassified as held for sale, and no adjustments have been made to the amounts recognized in these financial statements for the year ended December 31, 2024.